Application of New and Revised International Financial Reporting Standards ("IFRSs")	6 Months Ended
Dec. 31, 2021
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Application of New and Revised International Financial Reporting Standards (IFRS)	Application of New and Revised International Financial Reporting Standards (“IFRSs”)
Several other amendments and interpretations apply for the first time in fiscal year 2022, but do not have an impact on these unaudited condensed consolidated financial statements.
The Group does not anticipate that adoption of the following IFRSs will have a significant effect on the Group’s consolidated financial statements and related disclosures.
Effective for annual periods beginning on or after January 2021:
•Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 Interest Rate Benchmark Reform - Phase 2

•Amendments to IFRS 4 Insurance Contracts - deferral of IFRS 9

Effective for annual periods beginning on or after April 2021:

•Amendments to IFRS 16 Leases: COVID-19 Related Rent Concessions beyond 30 June 2021

Effective for annual periods beginning on or after January 2022:

•Amendments to Annual Improvements to IFRS Standards 2018-2020

•Amendments to IFRS 3: Business Combinations

•Amendments to IAS 16: Property, Plant and Equipment

•Amendments to IAS 37: Provisions, Contingent Liabilities and Contingent Assets

Effective for annual periods beginning on or after January 2023:

•IFRS 17 - Insurance Contracts

•Amendments to IFRS 17: Insurance contracts: Initial Application of IFRS 17 and IFRS 9 - Comparative Information
•Amendments to IAS 1: Presentation of Financial Statements: Classification of Liabilities as Current or Non-current

•Amendments to IAS 1: Presentation of Financial Statements and IFRS Practice Statement 2: Disclosure of Accounting policies

•Amendments to IAS 8: Accounting policies, Changes in Accounting Estimates and Errors: Definition of Accounting Estimates

•Amendments to IAS 12 Income Taxes: Deferred Tax related to Assets and Liabilities arising from a Single Transaction